Concentrations	9 Months Ended
Sep. 30, 2025
Concentrations [Abstract]
Concentrations

Note 5 - Concentrations

Concentration of Credit Risk Arising From Cash Deposits in Excess of Insured Limits

The Company maintains a cash balance with a U.S. financial institution, in which the balance exceeds the FDIC insured limit of $250,000. As of September 30, 2025 and December 31, 2024, the Company’s cash balance held at the financial institution exceeded the FDIC limit. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Significant Customers

A significant customer is defined as one that accounts for at least 10% of the Company’s revenue. For the three months ended September 30, 2025, sales to three customers accounted for 100% of total revenues, of which one customer contributed approximately 86% and the other customer contributed approximately 12%. For the nine months ended September 30, 2025, sales to three customers accounted for 100% of total revenues, of which one customer contributed approximately 90%. For the three months ended September 30, 2024, sales to three customers accounted for 100% of total revenues, of which one customer contributed approximately 86%. For the nine months ended September 30, 2024, sales to four customers accounted for 100% of total revenues, of which one customer contributed approximately 53% and another contributed approximately 38%.

As of September 30, 2025, the Company’s accounts receivable balance was concentrated among two customers. One customer accounted for approximately 90% of total accounts receivable, and another customer represented approximately 10%. As of September 30, 2024, the Company’s accounts receivable balance was concentrated among three customers. One customer accounted for approximately 75% of total accounts receivable, and another customer represented approximately 24%. The Company monitors the creditworthiness of its customers on an ongoing basis and believes that its credit risk is limited due to the financial strength and payment history of these customers. Management does not expect any material losses from these receivable concentrations and has not recorded an allowance for doubtful accounts, as all receivables are considered highly collectible.